UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	04/30/2022

Item 1 –	Reports to Stockholders

PGIM INCOME BUILDER FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Income Builder Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Income Builder Fund

June 15, 2022

PGIM Income Builder Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-7.74	-8.54	2.93	4.12	—

Class C	-8.09	-5.87	3.11	3.82	—

Class R	-7.88	-4.49	3.61	4.34	—

Class Z	-7.65	-3.95	4.14	4.87	—

Class R6	-7.65	-4.05	4.14	N/A	4.68 (12/30/2016)

S&P 500 Index

	-9.64	0.21	13.65	13.66	—

Bloomberg US Aggregate Bond Index

	-9.47	-8.51	1.20	1.73	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)
Class R6 (12/30/2016)

S&P 500 Index	14.22

Bloomberg US Aggregate Bond Index	1.43

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	4.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Income Builder Fund    5

Your Fund’s Performance  (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	% of Net Assets

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	Emerging Market Debt (Hard Currency)	18.5%

PGIM Quant Solutions International Equity Fund (Class R6)	International Equity	9.8%

PGIM Active High Yield Bond ETF	Exchange-Traded Funds	9.4%

PGIM Jennison MLP Fund (Class R6)	Master Limited Partnerships (MLPs)	9.3%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	8.2%

PGIM Active Aggregate Bond ETF	Exchange-Traded Funds	7.2%

PGIM Real Estate Income Fund (Class R6)	Real Estate	6.6%

PGIM Quant Solutions Strategic Alpha International Equity ETF	Exchange-Traded Funds	3.4%

Invesco Preferred ETF	Exchange-Traded Funds	2.8%

Energy Select Sector SPDR Fund	Exchange-Traded Funds	1.4%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Income Builder Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Income Builder Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 922.60	0.95%	$4.53

	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Class C	Actual	$1,000.00	$ 919.10	1.70%	$8.09

	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class R	Actual	$1,000.00	$ 921.20	1.20%	$5.72

	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class Z	Actual	$1,000.00	$ 923.50	0.70%	$3.34

	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Class R6	Actual	$1,000.00	$ 923.50	0.70%	$3.34

	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

AFFILIATED MUTUAL FUNDS 52.6%
PGIM Core Conservative Bond Fund (Class R6)	2,644,347	$24,037,117
PGIM Emerging Markets Debt Hard Currency (Class R6)	7,316,239	54,359,659
PGIM Jennison MLP Fund (Class R6)	3,965,988	27,206,677
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	58,320	666,597
PGIM Quant Solutions International Equity Fund (Class R6)	4,167,249	28,712,345
PGIM Real Estate Income Fund (Class R6)	2,618,951	19,458,807

TOTAL AFFILIATED MUTUAL FUNDS (cost $164,185,691)(wd)		154,441,202

COMMON STOCKS 17.2%

Aerospace & Defense 0.6%

Raytheon Technologies Corp.	18,164	1,723,945

Air Freight & Logistics 0.2%

United Parcel Service, Inc. (Class B Stock)	3,305	594,834

Banks 0.4%

JPMorgan Chase & Co.	6,258	746,955
Truist Financial Corp.	12,006	580,490

		1,327,445

Biotechnology 1.1%

AbbVie, Inc.	14,532	2,134,460
Amgen, Inc.	4,885	1,139,133

		3,273,593

Capital Markets 0.1%

Goldman Sachs Group, Inc. (The)	1,359	415,161

Chemicals 0.5%

Dow, Inc.	10,652	708,358
DuPont de Nemours, Inc.	10,066	663,651

		1,372,009

Consumer Finance 0.4%

American Express Co.	6,167	1,077,437

See Notes to Financial Statements.

PGIM Income Builder Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%

BCE, Inc. (Canada)	22,443	$1,193,294
Telefonica Deutschland Holding AG (Germany)	188,936	566,646

		1,759,940

Electric Utilities 1.0%

FirstEnergy Corp.	39,804	1,723,911
NextEra Energy, Inc.	8,409	597,207
PNM Resources, Inc.	12,327	575,178

		2,896,296

Equity Real Estate Investment Trusts (REITs) 1.5%

American Campus Communities, Inc.	27,494	1,778,037
Prologis, Inc.	12,429	1,992,245
Welltower, Inc.	8,525	774,155

		4,544,437

Food & Staples Retailing 0.2%

Walmart, Inc.	3,699	565,910

Food Products 0.9%

General Mills, Inc.	27,068	1,914,520
J.M. Smucker Co. (The)	4,565	625,085

		2,539,605

Hotels, Restaurants & Leisure 0.2%

McDonald’s Corp.	2,681	667,998

Independent Power & Renewable Electricity Producers 0.2%

RWE AG (Germany)	14,186	588,375

Insurance 0.4%

MetLife, Inc.	17,703	1,162,733

Life Sciences Tools & Services 0.4%

Danaher Corp.	4,197	1,053,993

Machinery 0.5%

Deere & Co.	4,031	1,521,904

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 0.4%

Starwood Property Trust, Inc.	55,012	$1,258,675

Multi-Utilities 0.9%

Ameren Corp.	20,210	1,877,509
Dominion Energy, Inc.	10,859	886,529

		2,764,038

Oil, Gas & Consumable Fuels 2.6%

BP PLC (United Kingdom), ADR	40,802	1,171,833
Chevron Corp.	8,169	1,279,837
Exxon Mobil Corp.	31,594	2,693,389
Williams Cos., Inc. (The)(a)	69,928	2,397,831

		7,542,890

Pharmaceuticals 1.2%

AstraZeneca PLC (United Kingdom), ADR	29,233	1,941,071
Bristol-Myers Squibb Co.	20,369	1,533,175

		3,474,246

Road & Rail 0.6%

Canadian National Railway Co. (Canada)	4,965	583,983
Union Pacific Corp.	4,594	1,076,328

		1,660,311

Semiconductors & Semiconductor Equipment 0.5%

Lam Research Corp.	793	369,348
QUALCOMM, Inc.	4,563	637,405
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,473	508,606

		1,515,359

Software 0.1%

Microsoft Corp.	1,446	401,294

Specialty Retail 0.3%

Home Depot, Inc. (The)	1,990	597,796
TJX Cos., Inc. (The)	3,603	220,792

		818,588

See Notes to Financial Statements.

PGIM Income Builder Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 0.8%

Apple, Inc.	14,302	$2,254,710

Tobacco 0.6%

Philip Morris International, Inc.	18,351	1,835,100

TOTAL COMMON STOCKS (cost $37,744,846)		50,610,826

EXCHANGE-TRADED FUNDS 26.4%
Energy Select Sector SPDR Fund	55,100	4,140,765
Invesco Preferred ETF(a)	668,588	8,337,293
iShares 0-5 Year High Yield Corporate Bond ETF(a)	42,000	1,793,820
iShares Latin America 40 ETF(a)	50,200	1,310,220
PGIM Active Aggregate Bond ETF(g)	475,000	21,101,875
PGIM Active High Yield Bond ETF(g)	760,600	27,670,628
PGIM Quant Solutions Strategic Alpha International Equity ETF(a)(g)	200,000	9,989,940
SPDR Bloomberg Barclays Convertible Securities ETF	43,342	3,074,248

TOTAL EXCHANGE-TRADED FUNDS (cost $81,359,857)		77,418,789

PREFERRED STOCKS 0.6%

Auto Components 0.2%

Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	4,719	583,315

Health Care Equipment & Supplies 0.4%

Boston Scientific Corp., Series A, CVT, 5.500%, Maturing 06/01/23	9,616	1,085,166

TOTAL PREFERRED STOCKS (cost $1,433,500)		1,668,481

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND 0.5%

Leisure Time

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
(cost $1,317,815)	2.875%	11/15/23	1,152	$1,326,609

TOTAL LONG-TERM INVESTMENTS
(cost $286,041,709)				285,465,907

			Shares

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund			6,870,832	6,870,832
PGIM Institutional Money Market Fund (cost $5,502,267; includes $5,499,717 of cash collateral for securities on loan)(b)			5,508,326	5,503,919

TOTAL SHORT-TERM INVESTMENTS
(cost $12,373,099)(wd)				12,374,751

TOTAL INVESTMENTS 101.5%
(cost $298,414,808)				297,840,658
Liabilities in excess of other assets (1.5)%				(4,350,809)

NET ASSETS 100.0%				$293,489,849

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

REITs—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,319,939; cash collateral of $5,499,717 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.

See Notes to Financial Statements.

PGIM Income Builder Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

(wd) PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$154,441,202	$—	$—
Common Stocks	49,455,805	1,155,021	—
Exchange-Traded Funds	77,418,789	—	—
Preferred Stocks	1,668,481	—	—
Convertible Bond	—	1,326,609	—
Short-Term Investments
Affiliated Mutual Funds	12,374,751	—	—

Total	$295,359,028	$2,481,630	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	56.8%
Exchange-Traded Funds	26.4
Oil, Gas & Consumable Fuels	2.6
Equity Real Estate Investment Trusts (REITs)	1.5
Pharmaceuticals	1.2
Biotechnology	1.1
Electric Utilities	1.0
Multi-Utilities	0.9
Food Products	0.9
Technology Hardware, Storage & Peripherals	0.8
Tobacco	0.6
Diversified Telecommunication Services	0.6

Aerospace & Defense	0.6%
Road & Rail	0.6
Machinery	0.5
Semiconductors & Semiconductor Equipment	0.5
Chemicals	0.5
Leisure Time	0.5
Banks	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4
Insurance	0.4
Health Care Equipment & Supplies	0.4
Consumer Finance	0.4
Life Sciences Tools & Services	0.4
Specialty Retail	0.3
Hotels, Restaurants & Leisure	0.2

See Notes to Financial Statements.

Industry Classification (continued):

Air Freight & Logistics	0.2%
Independent Power & Renewable Electricity Producers	0.2
Auto Components	0.2
Food & Staples Retailing	0.2
Capital Markets	0.1

Software	0.1%

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$5,319,939	$(5,319,939)	$—

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Income Builder Fund    15

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $5,319,939:
Unaffiliated investments (cost $57,852,156)	$72,262,262
Affiliated investments (cost $240,562,652)	225,578,396
Receivable for investments sold	1,324,316
Receivable for Fund shares sold	860,613
Dividends and interest receivable	87,937
Tax reclaim receivable	29,103
Due from Manager	17,501
Prepaid expenses	500

Total Assets	300,160,628

Liabilities

Payable to broker for collateral for securities on loan	5,499,717
Payable for Fund shares purchased	882,717
Accrued expenses and other liabilities	137,298
Distribution fee payable	80,371
Dividends payable	49,319
Affiliated transfer agent fee payable	19,470
Payable to custodian	1,473
Trustees’ fees payable	414

Total Liabilities	6,670,779

Net Assets	$293,489,849

Net assets were comprised of:
Shares of beneficial interest, at par	$31,428
Paid-in capital in excess of par	312,796,340
Total distributable earnings (loss)	(19,337,919)

Net assets, April 30, 2022	$293,489,849

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($129,434,996 ÷ 13,831,929 shares of beneficial interest issued and outstanding)	$9.36
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price to public	$9.80

Class C

Net asset value, offering price and redemption price per share,
($60,714,640 ÷ 6,642,666 shares of beneficial interest issued and outstanding)	$9.14

Class R

Net asset value, offering price and redemption price per share,
($1,076,868 ÷ 115,272 shares of beneficial interest issued and outstanding)	$9.34

Class Z

Net asset value, offering price and redemption price per share,
($96,724,118 ÷ 10,250,660 shares of beneficial interest issued and outstanding)	$9.44

Class R6

Net asset value, offering price and redemption price per share,
($5,539,227 ÷ 587,393 shares of beneficial interest issued and outstanding)	$9.43

See Notes to Financial Statements.

PGIM Income Builder Fund    17

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Affiliated dividend income	$6,556,395
Unaffiliated dividend income (net of $28,408 foreign withholding tax)	1,194,444
Income from securities lending, net (including affiliated income of $3,853)	5,385

Total income	7,756,224

Expenses
Management fee	1,123,017
Distribution fee(a)	551,156
Transfer agent’s fees and expenses (including affiliated expense of $39,104)(a)	167,308
Custodian and accounting fees	53,315
Shareholders’ reports	46,532
Registration fees(a)	34,939
Audit fee	26,282
Legal fees and expenses	10,334
Trustees’ fees	6,344
Miscellaneous	18,131

Total expenses	2,037,358
Less: Fee waiver and/or expense reimbursement(a)	(1,179,266)
Distribution fee waiver(a)	(36,506)

Net expenses	821,586

Net investment income (loss)	6,934,638

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(580,354))	6,903,482
Affiliated net capital gain distributions received	7,918,529
Foreign currency transactions	(4,947)

14,817,064

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(35,717,067))	(47,235,324)
Foreign currencies	(1,448)

(47,236,772)

Net gain (loss) on investment and foreign currency transactions	(32,419,708)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(25,485,070)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	209,145	337,065	4,946	—	—
Transfer agent’s fees and expenses	76,956	31,589	1,029	57,660	74
Registration fees	8,430	6,689	4,950	8,916	5,954
Fee waiver and/or expense reimbursement	(510,001)	(243,532)	(9,990)	(392,419)	(23,324)
Distribution fee waiver	(34,857)	—	(1,649)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,934,638	$10,060,135
Net realized gain (loss) on investment and foreign currency transactions	6,898,535	17,550,300
Affiliated net capital gain distributions received	7,918,529	271,167
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(47,236,772)	36,505,586

Net increase (decrease) in net assets resulting from operations	(25,485,070)	64,387,188

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,424,828)	(4,491,766)
Class C	(2,422,564)	(1,925,221)
Class R	(50,999)	(43,214)
Class Z	(4,276,062)	(3,694,362)
Class R6	(224,957)	(174,374)

	(12,399,410)	(10,328,937)

Tax return of capital distributions
Class A	—	(466,893)
Class C	—	(200,116)
Class R	—	(4,492)
Class Z	—	(384,007)
Class R6	—	(18,125)

	—	(1,073,633)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	14,630,251	30,799,737
Net asset value of shares issued in reinvestment of dividends and distributions	11,564,397	10,576,547
Cost of shares purchased	(35,178,610)	(68,075,045)

Net increase (decrease) in net assets from Fund share transactions	(8,983,962)	(26,698,761)

Total increase (decrease)	(46,868,442)	26,285,857

Net Assets:
Beginning of period	340,358,291	314,072,434

End of period	$293,489,849	$340,358,291

See Notes to Financial Statements.

PGIM Income Builder Fund    19

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.54		$8.99	$9.69	$9.12	$9.62	$9.36
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.31	0.33	0.36	0.35	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.01)		1.59	(0.67)	0.62	(0.46)	0.32
Total from investment operations	(0.79)		1.90	(0.34)	0.98	(0.11)	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.32)	(0.36)	(0.40)	(0.33)	(0.36)
Tax return of capital distributions	-		(0.03)	-	(0.01)	(0.06)	(0.05)
Total dividends and distributions	(0.39)		(0.35)	(0.36)	(0.41)	(0.39)	(0.41)
Net asset value, end of period	$9.36		$10.54	$8.99	$9.69	$9.12	$9.62
Total Return(b):	(7.74)%		21.34%	(3.44)%	11.01%	(1.22)%	7.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$129,435		$146,331	$130,648	$156,683	$153,762	$171,047
Average net assets (000)	$140,586		$144,478	$141,977	$153,066	$169,651	$167,079
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)	0.43%	0.80%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.22	%(e)	1.22%	1.28%	1.28%	1.25%	1.27%
Net investment income (loss)	4.38	%(e)	3.04%	3.61%	3.82%	3.63%	3.69%
Portfolio turnover rate(f)	41%		53%	84%	110%	114%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.30		$8.79	$9.49	$8.94	$9.44	$9.18
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.23	0.26	0.28	0.27	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.99)		1.55	(0.66)	0.61	(0.45)	0.34
Total from investment operations	(0.81)		1.78	(0.40)	0.89	(0.18)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.24)	(0.30)	(0.33)	(0.27)	(0.31)
Tax return of capital distributions	-		(0.03)	-	(0.01)	(0.05)	(0.04)
Total dividends and distributions	(0.35)		(0.27)	(0.30)	(0.34)	(0.32)	(0.35)
Net asset value, end of period	$9.14		$10.30	$8.79	$9.49	$8.94	$9.44
Total Return(b):	(8.09)%		20.47%	(4.22)%	10.32%	(1.98)%	6.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,715		$72,376	$75,284	$100,653	$109,767	$129,397
Average net assets (000)	$67,972		$76,740	$87,849	$103,441	$123,584	$122,174
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.19	%(e)	1.18%	1.55%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.91	%(e)	1.89%	1.96%	1.96%	1.94%	1.98%
Net investment income (loss)	3.68	%(e)	2.32%	2.88%	3.09%	2.88%	2.93%
Portfolio turnover rate(f)	41%		53%	84%	110%	114%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund    21

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.52		$8.97	$9.68	$9.10	$9.61	$9.34
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.28	0.31	0.34	0.31	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.02)		1.59	(0.68)	0.63	(0.45)	0.33
Total from investment operations	(0.80)		1.87	(0.37)	0.97	(0.14)	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.29)	(0.34)	(0.38)	(0.31)	(0.34)
Tax return of capital distributions	-		(0.03)	-	(0.01)	(0.06)	(0.05)
Total dividends and distributions	(0.38)		(0.32)	(0.34)	(0.39)	(0.37)	(0.39)
Net asset value, end of period	$9.34		$10.52	$8.97	$9.68	$9.10	$9.61
Total Return(b):	(7.88)%		21.09%	(3.79)%	10.88%	(1.58)%	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,077		$1,465	$1,369	$1,762	$1,768	$610
Average net assets (000)	$1,330		$1,505	$1,532	$1,787	$1,196	$579
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.69	%(e)	0.68%	1.05%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	2.45	%(e)	2.33%	2.81%	2.48%	3.02%	1.73%
Net investment income (loss)	4.38	%(e)	2.80%	3.37%	3.57%	3.25%	3.41%
Portfolio turnover rate(f)	41%		53%	84%	110%	114%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.63		$9.06	$9.76	$9.18	$9.69	$9.42
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34	0.36	0.39	0.37	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.02)		1.61	(0.68)	0.63	(0.46)	0.33
Total from investment operations	(0.79)		1.95	(0.32)	1.02	(0.09)	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.35)	(0.38)	(0.42)	(0.36)	(0.39)
Tax return of capital distributions	-		(0.03)	-	(0.02)	(0.06)	(0.05)
Total dividends and distributions	(0.40)		(0.38)	(0.38)	(0.44)	(0.42)	(0.44)
Net asset value, end of period	$9.44		$10.63	$9.06	$9.76	$9.18	$9.69
Total Return(b):	(7.65)%		21.71%	(3.28)%	11.44%	(1.08)%	7.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,724		$114,491	$102,220	$147,834	$133,029	$142,478
Average net assets (000)	$107,910		$111,577	$126,142	$135,434	$141,463	$119,795
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.18%	0.55%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.92	%(e)	0.91%	0.97%	0.97%	0.96%	0.98%
Net investment income (loss)	4.64	%(e)	3.29%	3.90%	4.06%	3.87%	3.90%
Portfolio turnover rate(f)	41%		53%	84%	110%	114%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund    23

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 30, 2016(a) through October 31, 2017
	2022		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.62		$9.05	$9.76	$9.18	$9.69	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34	0.35	0.38	0.37	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.02)		1.61	(0.68)	0.64	(0.46)	0.31
Total from investment operations	(0.79)		1.95	(0.33)	1.02	(0.09)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.35)	(0.38)	(0.42)	(0.36)	(0.31)
Tax return of capital distributions	-		(0.03)	-	(0.02)	(0.06)	(0.05)
Total dividends and distributions	(0.40)		(0.38)	(0.38)	(0.44)	(0.42)	(0.36)
Net asset value, end of period	$9.43		$10.62	$9.05	$9.76	$9.18	$9.69
Total Return(c):	(7.65)%		21.73%	(3.28)%	11.33%	(1.07)%	6.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,539		$5,695	$4,552	$4,840	$3,343	$2,622
Average net assets (000)	$5,724		$5,261	$4,769	$4,163	$3,088	$1,384
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.19	%(f)	0.18%	0.54%	0.60%	0.60%	0.60	%(f)
Expenses before waivers and/or expense reimbursement	1.01	%(f)	0.99%	1.21%	1.05%	1.32%	0.90	%(f)
Net investment income (loss)	4.52	%(f)	3.28%	3.85%	4.04%	3.85%	3.74	%(f)
Portfolio turnover rate(g)	41%		53%	84%	110%	114%	102%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 16 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust and PGIM Income Builder Fund (the “Fund”) is the sole fund of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Income Builder Fund    25

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when

PGIM Income Builder Fund    27

Notes to Financial Statements  (unaudited) (continued)

determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

PGIM Income Builder Fund    29

Notes to Financial Statements  (unaudited) (continued)

gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions LLC”) and Jennison Associates LLC (“Jennison”) (collectively as the “Subadviser”) . The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% up to $1 billion of the Fund’s average daily net assets;	0.70%

0.65% above $1 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.95%

C	1.70

R	1.20

Z	0.70

R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Income Builder Fund    31

Notes to Financial Statements  (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$69,463	$3,457

C	—	1,088

Jennison, PGIM Investments, PIMS, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net” respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$130,554,152	$143,541,240

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Active Aggregate Bond ETF
$ —	$23,286,876	$—		$(2,185,001)	$—	$21,101,875	475,000	$103,526		$—

PGIM Active High Yield Bond ETF
—	30,492,986	—		(2,822,358)	—	27,670,628	760,600	347,222		—

PGIM Core Conservative Bond Fund(1)
—	26,241,148	—		(2,204,031)	—	24,037,117	2,644,347	141,148		—

PGIM Emerging Markets Debt Hard Currency(1)
63,685,721	6,015,868	3,550,000		(11,062,034)	(729,896)	54,359,659	7,316,239	1,915,868		—

PGIM High Yield Fund
30,072,406	1,108,436	30,459,984		(1,092,480)	371,622	—	—	357,206		331,373

PGIM Jennison MLP Fund(1)
26,024,235	2,497,451	2,854,637	**	1,099,408	440,220	27,206,677	3,965,988	592,813	**	—

PGIM Quant Solutions Emerging Markets Equity Fund
1,182,998	239,041	650,000		(30,146)	(75,296)	666,597	58,320	31,724		7,317

PGIM Quant Solutions International Equity Fund
36,111,750	3,687,557	3,600,000		(6,839,770)	(647,192)	28,712,345	4,167,249	1,178,765		2,508,792

PGIM Quant Solutions Strategic Alpha International Equity ETF
12,319,680	—	—		(2,329,740)	—	9,989,940	200,000	887,556		—

PGIM Real Estate Income Fund
26,991,677	5,614,743	5,900,000		(7,338,052)	90,439	19,458,807	2,618,951	543,695		5,071,047

PGIM Short Duration High Yield Income Fund(1)
5,176,082	42,247	5,173,509		(431,663)	386,843	—	—	54,172		—

PGIM Total Return Bond Fund(1)
45,079,938	1,850,466	46,032,773		(482,852)	(414,779)	—	—	396,133		—

$246,644,487	$101,076,819	$98,220,903		$(35,718,719)	$(578,039)	$213,203,645		$6,549,828		$7,918,529

PGIM Income Builder Fund    33

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Ultra Short Bond Fund(1)
$ 2,103,191	$105,053,845	$100,286,204	$—	$—	$6,870,832	6,870,832	$6,567		$—

PGIM Institutional Money Market Fund(1)(b)
11,729,304	90,962,157	97,186,879	1,652	(2,315)	5,503,919	5,508,326	3,853	(2)	—

$ 13,832,495	$196,016,002	$197,473,083	$1,652	$(2,315)	$12,374,751		$10,420		$—

$260,476,982	$297,092,821	$295,693,986	$(35,717,067)	$(580,354)	$225,578,396		$6,560,248		$7,918,529

**	Amount includes return of capital distribution.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$299,917,715	$26,852,425	$(28,929,482)	$(2,077,057)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $26,560,000 which can be carried forward for an unlimited period. The Fund utilized approximately $17,342,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31,

2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	10,879	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	10	79.5

PGIM Income Builder Fund    35

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	616,575	$6,286,277

Shares issued in reinvestment of dividends and distributions	517,431	5,239,592

Shares purchased	(1,309,608)	(13,144,538)

Net increase (decrease) in shares outstanding before conversion	(175,602)	(1,618,669)

Shares issued upon conversion from other share class(es)	218,923	2,145,167

Shares purchased upon conversion into other share class(es)	(93,831)	(939,727)

Net increase (decrease) in shares outstanding	(50,510)	$(413,229)

Year ended October 31, 2021:

Shares sold	935,029	$9,478,418

Shares issued in reinvestment of dividends and distributions	475,298	4,823,312

Shares purchased	(2,373,358)	(24,084,261)

Net increase (decrease) in shares outstanding before conversion	(963,031)	(9,782,531)

Shares issued upon conversion from other share class(es)	620,912	6,255,136

Shares purchased upon conversion into other share class(es)	(311,870)	(3,149,330)

Net increase (decrease) in shares outstanding	(653,989)	$(6,676,725)

Class C

Six months ended April 30, 2022:

Shares sold	177,775	$1,766,372

Shares issued in reinvestment of dividends and distributions	235,938	2,340,410

Shares purchased	(554,871)	(5,460,118)

Net increase (decrease) in shares outstanding before conversion	(141,158)	(1,353,336)

Shares purchased upon conversion into other share class(es)	(241,450)	(2,325,384)

Net increase (decrease) in shares outstanding	(382,608)	$(3,678,720)

Year ended October 31, 2021:

Shares sold	376,438	$3,723,624

Shares issued in reinvestment of dividends and distributions	206,873	2,048,634

Shares purchased	(1,321,166)	(13,110,044)

Net increase (decrease) in shares outstanding before conversion	(737,855)	(7,337,786)

Shares purchased upon conversion into other share class(es)	(800,551)	(7,901,457)

Net increase (decrease) in shares outstanding	(1,538,406)	$(15,239,243)

Share Class	Shares	Amount

Class R

Six months ended April 30, 2022:

Shares sold	2,767	$27,703

Shares issued in reinvestment of dividends and distributions	5,014	50,814

Shares purchased	(31,736)	(309,264)

Net increase (decrease) in shares outstanding	(23,955)	$(230,747)

Year ended October 31, 2021:

Shares sold	13,738	$140,997

Shares issued in reinvestment of dividends and distributions	4,698	47,605

Shares purchased	(25,974)	(263,179)

Net increase (decrease) in shares outstanding before conversion	(7,538)	(74,577)

Shares purchased upon conversion into other share class(es)	(5,806)	(60,289)

Net increase (decrease) in shares outstanding	(13,344)	$(134,866)

Class Z

Six months ended April 30, 2022:

Shares sold	570,498	$5,783,269

Shares issued in reinvestment of dividends and distributions	363,273	3,708,624

Shares purchased	(1,539,553)	(15,512,553)

Net increase (decrease) in shares outstanding before conversion	(605,782)	(6,020,660)

Shares issued upon conversion from other share class(es)	104,688	1,063,624

Shares purchased upon conversion into other share class(es)	(22,559)	(222,615)

Net increase (decrease) in shares outstanding	(523,653)	$(5,179,651)

Year ended October 31, 2021:

Shares sold	1,565,756	$16,135,163

Shares issued in reinvestment of dividends and distributions	338,500	3,464,497

Shares purchased	(2,846,636)	(29,001,812)

Net increase (decrease) in shares outstanding before conversion	(942,380)	(9,402,152)

Shares issued upon conversion from other share class(es)	502,311	5,125,625

Shares purchased upon conversion into other share class(es)	(70,618)	(724,954)

Net increase (decrease) in shares outstanding	(510,687)	$(5,001,481)

PGIM Income Builder Fund    37

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2022:

Shares sold	76,087	$766,630

Shares issued in reinvestment of dividends and distributions	22,075	224,957

Shares purchased	(74,700)	(752,137)

Net increase (decrease) in shares outstanding before conversion	23,462	239,450

Shares issued upon conversion from other share class(es)	27,664	278,935

Net increase (decrease) in shares outstanding	51,126	$518,385

Year ended October 31, 2021:

Shares sold	127,493	$1,321,535

Shares issued in reinvestment of dividends and distributions	18,802	192,499

Shares purchased	(156,605)	(1,615,749)

Net increase (decrease) in shares outstanding before conversion	(10,310)	(101,715)

Shares issued upon conversion from other share class(es)	43,756	455,269

Net increase (decrease) in shares outstanding	33,446	$353,554

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying PGIM Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadvisers. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadvisers in selecting the Underlying Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (e.g., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the

PGIM Income Builder Fund    39

Notes to Financial Statements  (unaudited) (continued)

value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

PGIM Income Builder Fund    41

Notes to Financial Statements  (unaudited) (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities or Underlying Funds selected by the manager and/or subadvisers may underperform the markets in general, the Fund’s benchmarks and other mutual funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

PGIM Income Builder Fund    43

Notes to Financial Statements  (unaudited) (continued)

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Investments by the Fund in certain Underlying Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Funds, the

Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Funds.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay

PGIM Income Builder Fund    45

Notes to Financial Statements  (unaudited) (continued)

lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

10.  Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Income Builder Fund    47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	Jennison Associates LLC PGIM Quantitative Solutions LLC	466 Lexington Avenue New York, NY 10017 Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INCOME BUILDER FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PCGAX	PCCFX	PCLRX	PDCZX	PCGQX

CUSIP	74442X108	74442X306	74442X405	74442X504	74442X769

MFSP504E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022